Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets with Definite Lives

The following tables present the Company’s intangible assets with definite lives as of the respective balance sheet dates:

	December 31, 2023
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	RMB	RMB	RMB	US$
	(in thousands)
Technologies	202,100	(121,260)	80,840	11,386
Trademarks	175,308	(100,448)	74,860	10,544
Database	73,500	(44,100)	29,400	4,141
Customer relationship	46,900	(30,380)	16,520	2,327
Insurance brokerage license	28,133	(28,133)	—	—
Websites	27,000	(27,000)	—	—
Licensing agreements	3,086	(3,065)	21	3
Domain names	3,045	(2,538)	507	71
	559,072	(356,924)	202,148	28,472

	December 31, 2022
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	RMB	RMB	RMB
	(in thousands)
Technologies	202,100	(80,840)	121,260
Trademarks	175,308	(87,480)	87,828
Database	73,500	(29,400)	44,100
Customer relationship	46,900	(22,120)	24,780
Insurance brokerage license	28,133	(28,133)	—
Websites	27,000	(27,000)	—
Domain names	3,101	(2,616)	485
Licensing agreements	3,024	(2,992)	32
	559,066	(280,581)	278,485

Schedule of Annual Estimated Amortization Expenses for Acquired Intangible Assets

The annual estimated amortization expenses for the acquired intangible assets for each of the next five years are as follows:

	2024	2025	2026	2027	2028
	RMB	RMB	RMB	RMB	RMB
	(in thousands)
Amortization expenses	74,362	74,121	10,739	10,733	10,729